Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017
Sobby Arora is no longer a portfolio manager of the Fund. Please remove all references to Sobby Arora in the documents listed above.
November 16, 2017
Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454212 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.